Exhibit 99.1

World Omni Auto Receivables Trust 2007-A Exhibit 99.1

Monthly Servicer Certificate

February 28, 2007

Dates Covered
Collections Period	02/6/07 -02/28/07
Interest Accrual Period	02/21/07 - 03/14/07
30/360 Days	24
Actual/360 Days	22
Distribution Date	03/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 2/5/07	954,145,162.02	48,011
Pre-Funding Balance at 2/21/07	205,644,251.67	0

Initial Pool Balance	1,159,789,413.69	48,011
Principal Payments	23,500,183.25	616
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 2/28/07	27,778,459.20	0

Pool Balance at 2/28/07	1,108,510,771.24	47,395

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Delinquent Receivables:
Past Due 31-60 days	2,457,595.27	140
Past Due 61-90 days	47,786.68	2
Past Due 91 + days	0.00	0

Total	2,505,381.95	142

Total 31+ Delinquent as % Ending Pool Balance	0.23%
Recoveries	0.00
Aggregate Net Losses—February 2007	0.00
Overcollateralization Target Amount	9,254,607.48
Actual Overcollateralization	1,005,358.64
Weighted Average APR, Yield Adjusted	8.68%
Weighted Average Remaining Term	60.10

Flow of Funds	$ Amount
Collections	27,381,672.22
Advances	26,922.28
Investment Earnings on Cash Accounts	266,422.09
Excess Maximum Negative Carry Amount	483,554.65
Servicing Fee	(662,600.81)
Interest Rate Swap Receipt	—

Available Funds	27,495,970.43

Distribution of Available Funds
(1) Monthly Swap Payment Amount	69,338.00
(2) Class A Interest	3,716,933.33
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	110,111.70
(5) Second Priority Principal Distributable Amount	22,594,228.76
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable	1,005,358.64
(8) Distribution to Certificateholders	0.00

Total Distribution of Available Funds	27,495,970.43

Servicing Fee	662,600.81

Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Original Note Balance	1,131,105,000.00
Principal Paid	23,599,587.40
Note Balance @ 3/15/07	1,107,505,412.60

Class A-1
Original Note Balance	243,000,000.00
Principal Paid	23,599,587.40
Note Balance @ 3/15/07	219,400,412.60
Note Factor @ 3/15/07	90.2882356%

Class A-2
Original Note Balance	288,000,000.00
Principal Paid	—
Note Balance @ 3/15/07	288,000,000.00
Note Factor @ 3/15/07	100.0000000%

Class A-3
Original Note Balance	236,000,000.00
Principal Paid	—
Note Balance @ 3/15/07	236,000,000.00
Note Factor @ 3/15/07	100.0000000%

Class A-4
Original Note Balance	333,000,000.00
Principal Paid	—
Note Balance @ 3/15/07	333,000,000.00
Note Factor @ 3/15/07	100.0000000%

Class B
Original Note Balance		31,105,000.00
Principal Paid		—
Note Balance @ 3/15/07		31,105,000.00
Note Factor @ 3/15/07		100.0000000%
Interest & Principal Payments	$	Amount

Total Interest Paid		3,827,045.03
Total Principal Paid		23,599,587.40

Total Paid		27,426,632.43

Class A-1
Coupon		5.32000%
Interest Paid		790,020.00
Principal Paid		23,599,587.40

Total Paid to A-1 Holders		24,389,607.40

Class A-2
Coupon		5.32000%
Interest Paid		1,021,440.00
Principal Paid		0.00

Total Paid to A-2 Holders		1,021,440.00

Class A-3
Coupon		5.23000%
Interest Paid		822,853.33
Principal Paid		0.00

Total Paid to A-3 Holders		822,853.33

Class A-4
Coupon		5.32000%
Interest Paid		1,082,620.00
Principal Paid		0.00

Total Paid to A-4 Holders		1,082,620.00

Class B
Coupon		5.31000%
Interest Paid		110,111.70
Principal Paid		0.00

Total Paid to B Holders		110,111.70

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount		3.3834569
Total Interest Carryover Shortfall		0.0000000
Total Principal Distribution Amount		20.8641880

Total Distribution Amount		24.2476449

A-1 Interest Distribution Amount		3.2511111
A-1 Interest Carryover Shortfall		0.0000000
A-1 Principal Distribution Amount		97.1176436

Total A-1 Distribution Amount		100.3687547

A-2 Interest Distribution Amount	3.5466667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	3.5466667

A-3 Interest Distribution Amount	3.4866667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	3.4866667

A-4 Interest Distribution Amount	3.2511111
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.2511111

B Interest Distribution Amount	3.5400000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	3.5400000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	957.40
Noteholders' Principal Distributable Amount	42.60

Account Balances	$ Amount
Advances
Balance as of 2/21/07	0.00
Balance as of 2/28/07	26,922.28
Change	26,922.28

Reserve Fund
Balance as of 2/21/07	2,313,651.87
Investment Earnings	2,669.47
Withdrawal	0.00
Deposit	0.00
Balance as of 2/28/07	2,316,321.34
Change	2,669.47

Reserve Fund Requirement	2,313,651.87

Pre-Funding Account
Balance as of 2/21/07	205,644,251.67
Investment Earnings	237,269.88
Withdrawal	—
Balance as of 2/28/07	205,881,521.55
Change	237,269.88

Negative Carry Account
Balance as of 2/21/07	2,287,038.27
Investment Earnings	2,638.75
Withdrawal	—
Balance as of 2/28/07	2,289,677.02
Change	2,638.75